OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

16.   OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Deferred cost	267	—	—
Deposit-long-term*	2,719	6,733	967
Long-term deferred assets	3,479	1,755	252
Advance to hospitals-non current**	1,260	1,433	206
Others	151	—	—
	7,876	9,921	1,425

*     Impairment losses of RMB11,527 and RMB400 (US$57) were provided for the balances as at December 31, 2018 and 2019.

**   Impairment losses of RMB1,642 and RMB330 (US$47) were provided for the balances as at December 31, 2018 and 2019.